Annual Operating Expenses {- Fidelity® Intermediate Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-07 - Fidelity® Intermediate Treasury Bond Index Fund - Fidelity Intermediate Treasury Bond Index Fund
Apr. 29, 2022
Operating Expenses:
Management fee	0.03%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.03%